Summary of Subordinated Notes and Debentures (Parenthetical) (Details) - CAD ($) $ in Millions		12 Months Ended
	Sep. 14, 2023	Oct. 31, 2023
3.589% Subordinated Debentures due September 14, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument principal amount repaid	$ 1,750
Debt instrument percentage of principal amount redeemed	100.00%
3.625% subordinated debentures due September 15, 2031 [member] | Earliest Redemption Date September 15, 2026 to September 15, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		5-year Mid-Swap Rate plus